Net gains/(losses) on financial assets and liabilities at fair value through profit or loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Gainslosses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss
Fixed income securities	R$ (9,956,696)	R$ 784,649	R$ 544,554
Derivative financial instruments	762,019	(19,188,022)	(1,197,059)
Equity securities	(2,078,113)	(183,030)	(438,412)
Total	R$ (11,272,790)	R$ (18,586,403)	R$ (1,090,917)